John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio Expense Example - John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio - None or SAME	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 849